Convertible Senior Notes (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended							1 Months Ended	12 Months Ended				24 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2011 CNY	Dec. 14, 2012 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 14, 2012 Zero coupon convertible senior notes due 2012 CNY	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 CNY	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 USD ($)	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 13, 2007 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2007 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2012 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2012 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2011 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 CNY	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 CNY
Convertible Senior Notes
Principal amount									$ 172,500
Coupon Rate (as a percent)											0.00%	0.00%
Net proceeds from the offering										166,800
Initial conversion rate per US$1										$ 23.0415
Conversion price (in dollars per ADS)									$ 43.40
Total number of shares to be converted										3,974,659
Redemption price per US$1 principal amount									$ 1.2883
Redemption price of debt instrument (as a percent)									128.83%
Equity component (conversion option)							6,046	44,479
Carrying Amount							166,454	1,224,569					7,561
Proceeds from the issuance accounted as conversion feature									0
Debt discount amortized	105,626						6,046	44,479						14,103
Effective interest rate (as a percent)							6.46%	6.46%
Aggregate principal amount repurchased and settled in cash			1,200	7,552											171,300	1,140,276
Accrued unpaid interest payable repurchased and settled in cash			346	2,177	28,145	187,347
Convertible Senior Notes
Principal amount of Convertible Senior Notes							166,454	1,224,569					7,561
Cumulative interest payable													1,657
Net carrying amount		9,218											9,218
Debt issuance cost capitalized									5,473
Interest relating to the Convertible Senior Notes
Contractual coupon interest											84	520	1,483	64,786
Amortization of debt discount	105,626						6,046	44,479						14,103
Amortization of debt issuance cost														11,846
Interest cost capitalized											(10)	(65)	(362)	(34,789)
Total interests expense											$ 74	455	1,121	55,946